Commitments and Contingencies (10Q) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Oct. 22, 2013	Sep. 30, 2013	Apr. 30, 2013	Dec. 31, 2013	Apr. 29, 2013	Oct. 31, 2013	Jun. 05, 2013
Phase 1 Clinical Trial [Member]
Notes payable	$ 25,000	$ 25,000
Phase 3 Clinical Trial [Member]
Notes payable	50,000	50,000
License commitment fee	100,000	100,000
License Agreement [Member]
Percentage of sale of the licensed product equal	3.00%	3.00%
Annual minimum royalty for life of the patent rights	25,000	25,000
Payment of UCLA annual maintenance fee	10,000	10,000
Food and drug administration marketing approval	50,000	50,000
Commercial sale amount	25,000	25,000
License Agreement [Member] | UCLA [Member]
Payment of UCLA annual maintenance fee			2,500,000
Percentage amount raised of private placement			2.00%
Due from private placements			100,000
License commitment fee due date			Jun. 01, 2014
Closing II [Member]
Payment to acquisition of asset value	590,000
Closing III [Member]
Private financing debt equity	10,000,000
Percentage of over allotment option	15.00%
Issuance of warrants to purchase of common stock	500,000
Warrants term	5 years
Closing IV [Member]
Percentage of over allotment option	15.00%
Closing IV [Member] | Minimum [Member]
Public equity transaction in an amount	8,000,000
Closing IV [Member] | Maximum [Member]
Public equity transaction in an amount	10,000,000
Closing V [Member]
Percentage of over allotment option	15.00%
Initial public offering amount	40,000,000
AFH [Member]
Payment to acquisition of asset value		590,000
Percentage of over allotment option		15.00%
Initial public offering amount		40,000,000
Bridge Financing [Member]
Principal amount				250,000	300,000
Note accrued interest rate	12.00%	12.00%
Percentage of warrants issued to purchase common stock	50.00%	50.00%
Original principal amount price per share	$ 1.00	$ 1.00
Equity securities issued amount	2,500,000	2,500,000
Bridge Financing [Member] | AFH [Member]
Business acquisition purchase price				50,000		50,000
Bridge Financing [Member] | MTF [Member]
Principal amount							100,000
Bridge Financing [Member] | Orthofix, Corp. [Member]
Principal amount								$ 150,000	$ 100,000